Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Recapitalization
2.	RECAPITALIZATION
As discussed in Note 1, on August 16, 2021, AEye Technologies and CF III closed the Business Combination, with AEye Technologies surviving the Business Combination as a wholly owned subsidiary of CF III. As part of the closing of the Business Combination, CF III changed its name to AEye, Inc. (the “combined entity”).
Immediately prior to the closing of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of capital stock to 301,000,000 shares, of which 300,000,000 shares were designated common stock, $0.0001 par value per share, and of which 1,000,000 shares were designated preferred stock, $0.0001 par value per share.
The Business Combination is accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with US GAAP. Under this method of accounting, AEye Technologies was treated as the accounting acquirer and CF III was treated as the acquired company for financial reporting purposes under FASB ASC Topic 805,
Business Combinations
(“ASC 805”). This determination is primarily based on AEye Technologies’ stockholders comprising a relative majority of the voting power of the combined entity, and having the ability to nominate the majority of the governing body of the combined entity, AEye Technologies’ senior management comprising the senior management of the combined entity and AEye Technologies’ operations comprising the ongoing operations of the combined entity. Accordingly, for accounting purposes, the financial statements of the combined entity represented a continuation of the financial statements of AEye Technologies and the Business Combination was treated as the equivalent of AEye Technologies issuing stock for the net assets of CF III, accompanied by a recapitalization. The net assets of CF III are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination will be those of AEye Technologies in future reports of the combined entity. Loss per share and stockholders’ equity (deficit), prior to the Business Combination, have been retroactively converted into 3.7208 shares (the “Exchange Ratio”).
Immediately prior to the closing of the Business Combination, all outstanding principal and unpaid accrued interest of the 2020 Notes were ultimately converted into 5,584,308 shares of AEye Technologies’ common stock and subsequently converted to Class A common stock of the Company (see Note 11). Separately, each issued and outstanding share of AEye Technologies’ 16,383,725 redeemable convertible preferred stock was converted into shares of AEye Technologies’ common stock based on a one-to-one
ratio. The consolidated financial statements are accounted for with a retrospective application of the Business Combination that results in 16,383,725 shares of redeemable convertible preferred stock converting into common stock of the Company. Upon the closing of the Business Combination, each share of AEye Technologies common stock issued and outstanding was canceled and converted into the right to receive 3.7208 shares of CF III’s common stock (the “Per Share Merger Consideration”).
Immediately prior to the closing of the Business Combination, the Board approved the
Net-Exercise
of common stock warrants and Series A preferred warrants which provides for the cashless exercise of 61,612 common stock warrants into 57,770 shares of AEye Technologies common stock and 7,353 Series A preferred warrants into 6,949 shares of AEye Technologies common stock at the Transaction Price of $37.21 per share. Upon the Closing, the combined 64,719 shares were cancelled and exchanged for 240,806 shares of the Company’s Class A common stock, after giving effect to the Exchange Ratio.
Immediately prior to the closing of the Business Combination, CF III’s amended and restated certificate of incorporation, dated November 12, 2020 (the “Charter”), was further amended and restated to eliminate the Class B common stock (after giving effect to the conversion of each outstanding share of Class B common stock immediately prior to the closing of the Business Combination into one share of Class A common stock).
PIPE Subscription Agreement
Contemporaneously with the execution of the Merger Agreement, CF III entered into separate PIPE Subscription Agreements in a private placement with a number of PIPE investors, pursuant to which the PIPE Investors agreed to purchase, and CF III agreed to sell to the PIPE Investors, an aggregate of 22,000,000 shares of common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $220,000. CF III also entered into a PIPE Subscription Agreement for 500,000 shares of common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $5,000 with an investor who defaulted on the Closing under the PIPE Subscription Agreement. The Company plans to pursue its available remedies with respect to such investor.
Redemption
Certain CF III shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 19,355,365 shares of CF III Class A common stock for an aggregate payment of $195,498, at a redemption price of $10.10 per share based on the Trust Account balance as of August 11, 2021.
Public and Private Placement Warrants
CF III Warrants issued in connection with the IPO (“Public warrants”) and in connection with the private     placement units held by the Sponsor (“Private Placement warrants”) to purchase shares of the Company’s common stock, at an exercise price of $11.50 per share, remained outstanding after the closing of the Business Combination. The warrants became exercisable 30 days after the completion of the Business Combination, subject to other conditions, including with respect to the effectiveness of a registration statement covering the shares of common stock underlying such warrants, and will expire five years
after the completion of the Business Combination or earlier upon redemption or liquidation. The Public warrants are classified as equity and valued based on the instrument’s publicly listed trading price. The Private Placement warrants are classified as liabilities and measured at fair value, with changes in fair value each period reported in the consolidated statements of operations and comprehensive loss. The Company uses the Public warrants listed trading price to value the private placement warrants each reporting period.
Transaction Costs
In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $52,661 related to the equity issuance, consisting primarily of investment banking, legal, accounting, and other professional fees, which were recorded to additional paid-in
capital as a reduction of proceeds upon the closing of the
Business
Combination. Transaction costs that were not directly related to the Business Combination of approximately $2,198 were expensed.
Transaction Proceeds
Upon closing of the Business Combination, the Company received gross proceeds of $256,811 from the Business Combination and PIPE financing, offset by offerings costs of $52,661. The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of changes in stockholders’ deficit for period ended December 31, 2021 (in thousands, except share data):

Cash—CF III’s trust and cash (net of redemption)	$36,811
Cash—Private offering	220,000
Less: transaction costs and advisory fees paid	(52,661)

Net Business Combination and private offering	$204,150

The number of shares of common stock issued immediately following the closing of the Business Combination were:

CF III Class A common stock, outstanding prior to Business Combination	23,000,000
Less: redemption of CF III Class A common stock	19,355,365

Class A common stock of CF III	3,644,635
CF III founder shares	5,750,000
CF III Private Placement shares	500,000
CF III Shares issued in PIPE	22,000,000

Business Combination and PIPE shares	31,894,635
Legacy AEye shares	122,509,667

August 16, 2021	154,404,302

The number of Legacy AEye shares was determined as follows:

	AEye shares	AEye shares, effected for Exchange Ratio
Balance at December 31, 2019	11,283,838	41,984,908
Recapitalization applied to Redeemable Convertible preferred stock outstanding at December 31, 2019	16,383,725	60,960,574
Exercise of common stock options—2020	504,524	1,877,233
Repurchase of common stock—2020	(950,352)	(3,536,070)
Exercise of common stock options—2021 (pre-Closing)	54,859	204,119
Conversion of Convertible Notes and Accrued Interest—2021	5,584,308	20,778,097
Exercise of common stock and Series A preferred stock warrants—2021	64,719	240,806

Total		122,509,667